Condensed Consolidated Interim Statements of Financial Position - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 70,706,941	$ 64,414,511
Customers, net	125,631,433	107,117,145
Other financing receivables	43,822,370	45,040,403
Other non-financing receivables	81,778,760	122,722,019
Inventories	125,190,670	126,018,397
Government Bonds	35,649,124	46,526,257
Derivative financial instruments	8,561,277	12,755,568
Other current assets	5,135,638	3,300,478
Total current assets	496,476,213	527,894,778
Non-current assets:
Investments in joint ventures and associates	1,915,446	2,043,966
Wells, pipelines, properties, plant and equipment, net	1,366,101,270	1,368,750,850
Rights of use assets	47,410,747	49,520,847
Long-term notes receivable, net of current portion	1,283,966	1,334,126
Government Bonds	42,888,799	63,653,260
Deferred income taxes and duties	205,470,411	171,632,558
Intangible assets, net	26,131,135	30,024,934
Other assets	17,153,807	30,702,725
Total non-current assets	1,708,355,581	1,717,663,266
Total assets	2,204,831,794	2,245,558,044
Current liabilities:
Short-term debt and current portion of long-term debt	553,890,821	465,947,683
Short-term leases	7,923,536	6,680,488
Suppliers	297,077,872	282,245,250
Income taxes and duties payable	126,277,825	70,813,355
Accounts and accrued expenses payable	86,758,007	81,808,426
Derivative financial instruments	33,397,046	22,242,056
Total current liabilities	1,105,325,107	929,737,258
Long-term liabilities:
Long-term debt, net of current portion	1,310,887,385	1,625,516,313
Long-term leases, net of current portion	38,627,439	44,451,087
Employee benefits	1,214,350,642	1,306,886,675
Provisions for sundry creditors	94,358,298	89,146,685
Other liabilities	14,114,653	11,777,226
Deferred income taxes	6,650,867	6,865,025
Total long-term liabilities	2,678,989,284	3,084,643,011
Total liabilities	3,784,314,391	4,014,380,269
Controlling interest:
Certificates of Contribution “A”	1,132,262,793	1,029,592,293
Mexican Government contributions	66,730,591	66,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	135,250,839	51,737,388
Accumulated deficit:
From prior years	(2,917,596,017)	(3,018,008,068)
Net income for the period/year	3,056,541	100,412,051
Total controlling interest	(1,579,293,123)	(1,768,533,615)
Total non-controlling interest	(189,474)	(288,610)
Total equity (deficit)	(1,579,482,597)	(1,768,822,225)
Total liabilities and equity (deficit)	$ 2,204,831,794	$ 2,245,558,044